COMMITMENTS AND CONTINGENCIES (Details) (USD $)	12 Months Ended
	Oct. 31, 2014	Oct. 31, 2013
COMMITMENTS AND CONTINGENCIES (Details) [Line Items]
Patent Acquisition Obligations Discounted, Present Value	$ 3,236,000
Operating Leases, Future Minimum Payments, Due in Rolling Year Two	135,000
Operating Leases, Future Minimum Payments, Due in Rolling Year Three	44,000
Operating Leases, Rent Expense	$ 109,000	$ 360,000
Property Available for Operating Lease [Member] | Los Angeles, California [Member]
COMMITMENTS AND CONTINGENCIES (Details) [Line Items]
Area of Land (in Square Meters)	3,000
Property Available for Operating Lease [Member] | Melville, New York [Member]
COMMITMENTS AND CONTINGENCIES (Details) [Line Items]
Area of Land (in Square Meters)	3,000